Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Restricted cash	$ 7,789,000	$ 954,000
Allowance for doubtful accounts	$ 0	49,000	$ 613,000	$ 458,000
Depreciation method	straight line
Scrap value per light weight ton	$ 340			$ 285
Asset impairment charges	0
Amortization of deferred drydock and special survey costs	$ 4,043,000	761,000	0
Annual growth factor of management fees	3.00%
Utilization rate of fleet	98.60%
Amortization and write-off of deferred financing cost and discount	$ 3,727,000	3,091,000	4,035,000
Foreign currency exchange gains/(losses)	$ 19,000	13,000	(13,000)
Percentage allocations of the additional available cash	100.00%
Distribution policy members or limited partners description	As per the Partnership Agreement, within 45 days following the end of each quarter, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Retention and pledged accounts
Property Plant And Equipment [Line Items]
Restricted cash	$ 4,184,000
Maintenance and Replacement
Property Plant And Equipment [Line Items]
Capital expenditures	$ 13,811,000	$ 24,047,000	14,593,000
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life	25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life	30 years
Ultra-Handymax Vessels
Property Plant And Equipment [Line Items]
Daily management fee	$ 4,000		4,650
Panamax Vessels
Property Plant And Equipment [Line Items]
Daily management fee	4,100		4,550
Capesize Vessels
Property Plant And Equipment [Line Items]
Daily management fee	5,100		$ 5,650
Container Vessels of TEU 6,800
Property Plant And Equipment [Line Items]
Daily management fee	6,500
Container Vessels of more than TEU 8,000
Property Plant And Equipment [Line Items]
Daily management fee	7,200
Container Vessels of more than TEU 13,000
Property Plant And Equipment [Line Items]
Daily management fee	$ 8,500
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys	30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys	60 months